12. Commitments (Tables)	3 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Year	Minimum Obligation	Sublease Rentals	Net Obligation

2015	$74,765	$63,176	$11,588
2016	109,720	86,688	23,032
2017	46,568	22,263	24,305
2018	25,154	—	25,154
2019	8,615	—	8,615

Total	$264,822	$172,127	$92,695